Prudential Small Cap Value Fund
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is above-average capital appreciation.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $50,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 23 of the Fund's Prospectus and in Rights of Accumulation on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- SMALL CAPITALIZATION VALUE} - Prudential Small Cap Value Fund - USD ($)	Class A	Class C	Class Q	Class R	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum deferred sales charge (load)	1.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none
Redemption fee	none	none	none	none	none
Exchange fee	none	none	none	none	none
Maximum account fee (accounts under $10,000)	$ 15	$ 15	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses {- SMALL CAPITALIZATION VALUE} - Prudential Small Cap Value Fund		Class A	Class C	Class Q	Class R	Class Z
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%
+Distribution and service (12b-1) fees		0.30%	1.00%	none	0.75%	none
+Other expenses		0.09%	0.09%	0.04%	0.09%	0.09%
=Total Annual Fund Operating Expenses		0.99%	1.69%	0.64%	1.44%	0.69%
– Distribution Fee waiver and/or expense reimbursement		(0.06%)	(0.01%)	none	(0.26%)	(0.01%)
= Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	[1]	0.93%	1.68%	0.64%	1.18%	0.68%
[1]	The distributor of the Fund has contractually agreed through November 30, 2016 to reduce its distribution and service (12b-1) fees for the Fund's Class A shares to .25% of the average daily net assets of the Class A shares of the Fund. Additionally, the distributor of the Fund has contractually agreed through November 30, 2016 to reduce its distribution and service (12b-1) fees for the Fund's Class R shares to .50% of the average daily net assets of the Class R shares of the Fund. Additionally, PI has entered into an agreement that will waive fees in an amount up to 0.01% of the Fund’s average daily net assets through November 30, 2016, to the extent that the Fund’s net annual operating expenses and acquired fund fees and expenses (exclusive of taxes, interest, distribution and service (12b-1) fees and certain extraordinary expenses) exceed 0.68% of the Fund’s average daily net assets on an annualized basis. These waivers may not be terminated by the distributor prior to November 30, 2016 without the approval of the Fund's Board of Trustees.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example {- SMALL CAPITALIZATION VALUE} - Prudential Small Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	640	842	1,061	1,691
Class C	271	532	917	1,997
Class Q	65	205	357	798
Class R	120	430	762	1,702
Class Z	69	220	383	858

If Shares Are Not Redeemed
Expense Example, No Redemption {- SMALL CAPITALIZATION VALUE} - Prudential Small Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	640	842	1,061	1,691
Class C	171	532	917	1,997
Class Q	65	205	357	798
Class R	120	430	762	1,702
Class Z	69	220	383	858

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of small-cap companies. Equity and equity-related securities include common and preferred stock, exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, futures contracts, and other derivative instruments whose value is based on common stock, such as rights, warrants, or options to purchase common stock. The subadviser considers small cap companies to be companies with market capitalizations within the market cap range of companies included in the Russell 2000 Index or the Standard & Poor’s SmallCap 600 Index. The market capitalization within the range will vary, but as of April 30, 2015, the market capitalization of the largest company in the Russell 2000 Index was approximately $9.44 billion and the average market capitalization of companies in the Russell 2000 Index was $2.04 billion. As of May 29, 2015, the market capitalization range of the Standard & Poor’s SmallCap 600 Index was from approximately $73.02 million to approximately $1.1 billion. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

The Fund invests in a diversified portfolio of small cap company stocks that the subadviser believes are attractively priced when evaluated using quantitative measures such as price-to-earnings, price-to-cash flow, and price-to-book ratios. Although the strategy emphasizes attractive valuations, the subadviser also considers other quantifiable characteristics. The emphasis placed on valuation and other factors may vary over time and with market conditions. To manage risk, the subadviser limits certain exposures such as the proportion of assets invested in an individual stock or industry. Although the strategy is primarily quantitative, the investment management team also exercises judgment when evaluating underlying data and positions recommended by its models. While most assets will typically be invested in US equity and equity-related securities, including real estate investment trusts (REITs), the Fund may also invest in foreign equity and equity-related securities.
Principal Risks.
All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets. This market volatility, in addition to reduced liquidity in credit and fixed-income markets, may adversely affect issuers worldwide. Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time. This environment could make identifying investment risks and opportunities especially difficult for the subadviser.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Small Company Risk. Small company stocks present above-average risks. This means that when stock prices decline overall, the Fund may decline more than a broad-based securities market index. These companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may be less liquid and fluctuate in value more than the stocks of larger, more established companies.

Value Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Market Risk. Securities markets are volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Model Design Risk. QMA uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models QMA uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by QMA’s models. Additionally, the quantitative techniques that underlie QMA’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk. While QMA strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide QMA's quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Real Estate Investment Trust (REIT) Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

More information about the risks of investing in the Fund appears later in the Prospectus.
Performance.
The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Effective January 15, 2015, Quantitative Management Associates LLC (QMA) became the Fund’s subadviser and the Fund’s investment strategies and policies were changed. The Fund’s performance prior to January 15, 2015 is not attributable to QMA and is based on its former investment strategies and policies.
Annual Total Returns (Class Z Shares)[1]
[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. The total annual return of Class Z shares from January 1, 2015 through March 31, 2015 was 2.70%.

Best Quarter:	Worst Quarter:
18.74%	-22.11%
3rd Quarter 2009	4th Quarter 2008

Note: Effective as of June 19, 2015, the Fund’s Class T shares were re-named as Class Z shares.
Average Annual Total Returns % (including sales charges) (as of 12/31/2014)
Average Annual Total Returns {- SMALL CAPITALIZATION VALUE} - Prudential Small Cap Value Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A Shares
Class C Shares
Class Q Shares
Class R Shares	5.37%	14.52%		8.40%	Aug. 22, 2006
Class Z Shares	5.89%	15.10%	9.24%
Class Z Shares | Return After Taxes on Distributions	3.31%	13.71%	7.81%
Class Z Shares | Return After Taxes on Distributions and Sale of Fund Shares	5.31%	12.10%	7.39%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	4.22%	14.26%	6.89%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	4.89%	15.55%	7.77%
Lipper Small-Cap Value Funds Average (reflects no deduction for sales charges or taxes)	3.49%	14.45%	7.45%

° After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.